Quarterly Financial Data - Financial Statement Line Items (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other income (expense):
Revaluation of warrant liability	$ 950	$ 4,860	$ 37,745	$ (29,157)	$ 0	$ 0	$ 0	$ 0	$ 0	$ (29,157)	$ 8,588	$ (13,448)
Loss before income taxes and equity in net loss of affiliate	(119,429)	(142,629)	(79,702)	(115,781)	(33,145)	(26,278)	(15,368)	(16,764)	(30,095)			(371,255)	$ (88,505)	$ (66,295)
Loss before equity in net loss of affiliate	(119,430)	(141,599)	(79,704)	(115,782)	(33,146)	(26,279)	(15,514)	(16,766)	(30,097)			(370,229)	(88,656)	(64,293)
Net loss	$ (120,224)	(142,236)	(79,704)	(115,782)	(33,146)	(26,279)	(15,514)	(16,766)	(30,097)	(148,928)	(228,632)	(370,866)	(88,656)	(64,293)
Net loss attributable to common stockholder, basic		$ (142,236)	$ (79,704)	$ (129,189)	$ (33,146)	$ (43,095)	$ (15,514)	$ (16,766)	$ (30,097)	(162,335)	$ (242,039)	$ (384,273)	$ (105,472)	$ (64,459)
Net loss per share attributable to common stockholders:
Basic	$ (0.31)	$ (0.37)	$ (0.21)	$ (0.43)	$ (0.12)	$ (0.16)	$ (0.06)	$ (0.06)	$ (0.12)		$ (0.76)	$ (1.15)	$ (0.40)	$ (0.28)
Diluted	$ (0.31)	$ (0.38)	$ (0.31)	$ (0.43)	$ (0.12)	$ (0.16)	$ (0.06)	$ (0.06)	$ (0.12)		$ (0.79)	$ (1.18)	$ (0.40)	$ (0.28)
Weighted-average shares used to compute net loss per share attributable to common stockholders:
Diluted	392,489,761	386,323,048	378,286,678	303,785,616	271,896,258	268,698,455	260,534,724	260,406,343	260,406,343		318,976,447	335,831,033	262,528,769	226,465,041
As Previously Reported
Other income (expense):
Revaluation of warrant liability										0	$ 0	$ 0
Loss before income taxes and equity in net loss of affiliate		$ (147,489)	$ (117,447)	$ (86,624)								(384,703)
Loss before equity in net loss of affiliate		(146,459)	(117,449)	(86,625)								(383,677)
Net loss		(147,096)	(117,449)	(86,625)						(119,771)	(237,220)	(384,314)
Net loss attributable to common stockholder, basic		$ (147,096)	$ (117,449)	$ (100,032)						(133,178)	$ (250,627)	$ (397,721)
Net loss per share attributable to common stockholders:
Basic		$ (0.38)	$ (0.31)	$ (0.33)							$ (0.79)	$ (1.19)
Diluted		$ (0.38)	$ (0.31)	$ (0.33)							$ (0.79)	$ (1.19)
Weighted-average shares used to compute net loss per share attributable to common stockholders:
Diluted		385,983,645	377,660,477								318,315,891	335,325,271
Adjustments
Other income (expense):
Revaluation of warrant liability		$ 4,860	$ 37,745	$ (29,157)						(29,157)	$ 8,588	$ (13,448)
Loss before income taxes and equity in net loss of affiliate		4,860	37,745	(29,157)								13,448
Loss before equity in net loss of affiliate		4,860	37,745	(29,157)								13,448
Net loss		4,860	37,745	(29,157)						(29,157)	8,588	13,448
Net loss attributable to common stockholder, basic		$ 4,860	$ 37,745	$ (29,157)						$ (29,157)	$ 8,588	$ 13,448
Net loss per share attributable to common stockholders:
Basic		$ 0.01	$ 0.10	$ (0.10)							$ 0.03	$ 0.04
Diluted				$ (0.10)							$ 0	$ 0.01
Weighted-average shares used to compute net loss per share attributable to common stockholders:
Diluted		339,403	626,201								660,556	505,762